Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 49.9%	Shares	Value
Advertising - 0.0% (a)
Omnicom Group, Inc.	22	$1,695
Trade Desk, Inc. - Class A (b)	51	1,547
		3,242

Aerospace/Defense - 1.2%
Boeing Co. (b)	84	19,633
General Dynamics Corp.	26	9,128
General Electric Co.	123	37,735
HEICO Corp.	5	1,655
HEICO Corp. - Class A	9	2,291
Howmet Aerospace, Inc. (c)	46	9,572
L3Harris Technologies, Inc. (c)	22	7,543
Lockheed Martin Corp.	27	17,124
Northrop Grumman Corp.	17	11,768
Rocket Lab Corp. (b)	49	3,923
RTX Corp.	155	31,144
TransDigm Group, Inc. (c)	6	8,565
		160,081

Agriculture - 0.4%
Altria Group, Inc. (c)	195	12,088
Archer-Daniels-Midland Co. (c)	55	3,702
Philip Morris International, Inc.	180	32,299
		48,089

Airlines - 0.1%
Delta Air Lines, Inc.	76	5,007
Southwest Airlines Co.	54	2,566
United Airlines Holdings, Inc. (b)(c)	37	3,786
		11,359

Apparel - 0.1%
Deckers Outdoor Corp. (b)(c)	17	2,029
NIKE, Inc. - Class B (c)	136	8,406
Tapestry, Inc.	24	3,046
		13,481

Auto Manufacturers - 1.3%
Cummins, Inc.	16	9,261
Ford Motor Co. (c)	452	6,274
General Motors Co. (c)	110	9,240
PACCAR, Inc.	60	7,374
Tesla, Inc. (b)(c)	336	144,618
		176,767

Auto Parts & Equipment - 0.0% (a)
Aptiv PLC (b)	25	1,894

Banks - 2.3%
Bank of America Corp.	745	39,634
Bank of New York Mellon Corp.	83	9,953
Citigroup, Inc.	207	23,952
Citizens Financial Group, Inc.	50	3,149
Fifth Third Bancorp (c)	77	3,867
First Citizens BancShares, Inc./NC - Class A	1	2,070
Goldman Sachs Group, Inc.	35	32,739
Huntington Bancshares, Inc./OH (c)	169	2,954
JPMorgan Chase & Co. (c)	318	97,273
M&T Bank Corp.	18	3,988
Morgan Stanley	142	25,958
Northern Trust Corp.	22	3,287
PNC Financial Services Group, Inc.	46	10,272
Regions Financial Corp. (c)	103	2,936
State Street Corp.	33	4,318
Truist Financial Corp.	152	7,816
US Bancorp	174	9,763
Wells Fargo & Co.	371	33,572
		317,501

Beverages - 0.5%
Coca-Cola Co.	449	33,590
Constellation Brands, Inc. - Class A (c)	18	2,821
Keurig Dr Pepper, Inc. (c)	149	4,088
Monster Beverage Corp. (b)	80	6,461
PepsiCo, Inc.	159	24,427
		71,387

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	15	5,071
Amgen, Inc. (c)	62	21,197
Biogen, Inc. (b)	17	3,058
Corteva, Inc. (c)	79	5,751
Gilead Sciences, Inc. (c)	144	20,441
Illumina, Inc. (b)(c)	18	2,607
Incyte Corp. (b)(c)	19	1,901
Insmed, Inc. (b)	24	3,765
Regeneron Pharmaceuticals, Inc.	12	8,897
Royalty Pharma PLC - Class A	46	1,917
Vertex Pharmaceuticals, Inc. (b)	30	14,097
		88,702

Building Materials - 0.4%
Builders FirstSource, Inc. (b)	13	1,487
Carlisle Cos., Inc.	5	1,705
Carrier Global Corp.	92	5,481
CRH PLC	78	9,548
Johnson Controls International PLC (c)	75	8,945
Lennox International, Inc. (c)	4	1,980
Martin Marietta Materials, Inc.	7	4,564
Trane Technologies PLC	26	10,935
Vulcan Materials Co.	15	4,508
		49,153

Chemicals - 0.5%
Air Products and Chemicals, Inc. (c)	25	6,813
CF Industries Holdings, Inc.	19	1,771
Dow, Inc.	82	2,259
DuPont de Nemours, Inc.	48	2,108
Ecolab, Inc.	29	8,178
International Flavors & Fragrances, Inc.	30	2,094
Linde PLC	54	24,677
LyondellBasell Industries NV - Class A	29	1,421
PPG Industries, Inc.	26	3,006
Qnity Electronics, Inc.	24	2,308
Sherwin-Williams Co.	27	9,575
Solstice Advanced Materials, Inc. (b)	18	1,112
		65,322

Commercial Services - 0.7%
Affirm Holdings, Inc. - Class A (b)(c)	28	1,688
Automatic Data Processing, Inc.	47	11,600
Block, Inc. - Class A (b)(c)	63	3,807
Cintas Corp.	40	7,656
Corpay, Inc. (b)	8	2,517
Equifax, Inc. (c)	14	2,820
Global Payments, Inc.	28	2,009
Klarna Group PLC (b)	22	508
Moody's Corp.	18	9,280
PayPal Holdings, Inc.	111	5,849
Quanta Services, Inc. (c)	17	8,069
Rollins, Inc.	35	2,217
S&P Global, Inc.	36	19,000
Toast, Inc. - Class A (b)	54	1,680
TransUnion	23	1,817
United Rentals, Inc.	7	5,474
Verisk Analytics, Inc.	16	3,479
		89,470

Computers - 4.1%
Accenture PLC - Class A (c)	76	20,037
Amdocs Ltd.	13	1,065
Apple, Inc.	1,676	434,888
Cognizant Technology Solutions Corp. - Class A	57	4,677
Crowdstrike Holdings, Inc. - Class A (b)	29	12,801
Dell Technologies, Inc. - Class C	34	3,891
Fortinet, Inc. (b)	71	5,769
Gartner, Inc. (b)	9	1,887
Hewlett Packard Enterprise Co.	153	3,293
HP, Inc.	108	2,100
International Business Machines Corp.	108	33,124
Leidos Holdings, Inc.	15	2,824
NetApp, Inc.	23	2,216
Okta, Inc. (b)(c)	19	1,605
Pure Storage, Inc. - Class A (b)(c)	36	2,503
Seagate Technology Holdings PLC	23	9,377
Super Micro Computer, Inc. (b)(c)	59	1,718
Western Digital Corp.	40	10,009
Zscaler, Inc. (b)	11	2,200
		555,984

Cosmetics/Personal Care - 0.4%
Colgate-Palmolive Co.	94	8,487
Estee Lauder Cos., Inc. - Class A (c)	25	2,882
Kenvue, Inc. (c)	222	3,863
Procter & Gamble Co.	271	41,130
		56,362

Distribution/Wholesale - 0.1%
Copart, Inc. (b)(c)	100	4,058
Fastenal Co.	133	5,767
Watsco, Inc. (c)	4	1,546
WW Grainger, Inc. (c)	5	5,399
		16,770

Diversified Financial Services - 2.0%
American Express Co.	63	22,187
Ameriprise Financial, Inc.	11	5,799
Apollo Global Management, Inc. (c)	49	6,592
Ares Management Corp. - Class A	24	3,592
Blackrock, Inc.	18	20,141
Blue Owl Capital, Inc. - Class A (c)	71	968
Capital One Financial Corp.	74	16,201
Cboe Global Markets, Inc.	12	3,181
Charles Schwab Corp.	199	20,680
Circle Internet Group, Inc. (b)(c)	15	959
CME Group, Inc.	42	12,141
Coinbase Global, Inc. - Class A (b)	24	4,674
Interactive Brokers Group, Inc. - Class A	49	3,669
Intercontinental Exchange, Inc. (c)	66	11,469
LPL Financial Holdings, Inc.	9	3,280
Mastercard, Inc. - Class A	93	50,107
Nasdaq, Inc.	50	4,844
Raymond James Financial, Inc. (c)	21	3,483
Rocket Cos., Inc. - Class A	106	1,901
SoFi Technologies, Inc. (b)	137	3,125
Synchrony Financial	43	3,123
T Rowe Price Group, Inc. (c)	25	2,642
TPG, Inc.	15	884
Tradeweb Markets, Inc. - Class A	14	1,443
Visa, Inc. - Class A	197	63,401
		270,486

Electric - 1.1%
Alliant Energy Corp. (c)	30	1,977
Ameren Corp.	31	3,202
American Electric Power Co., Inc.	62	7,426
CenterPoint Energy, Inc.	76	3,016
CMS Energy Corp.	35	2,502
Consolidated Edison, Inc.	42	4,478
Constellation Energy Corp.	36	10,104
Dominion Energy, Inc.	99	5,957
DTE Energy Co.	24	3,225
Duke Energy Corp.	90	10,922
Edison International	45	2,803
Entergy Corp.	52	4,986
Evergy, Inc.	26	1,995
Eversource Energy	43	2,973
Exelon Corp.	117	5,239
FirstEnergy Corp.	64	3,030
NextEra Energy, Inc.	239	21,008
NRG Energy, Inc.	22	3,358
PG&E Corp.	255	3,932
PPL Corp.	86	3,118
Public Service Enterprise Group, Inc.	58	4,777
Sempra	76	6,613
Southern Co. (c)	127	11,342
Vistra Corp. (c)	39	6,176
WEC Energy Group, Inc. (c)	37	4,095
Xcel Energy, Inc.	69	5,248
		143,502

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	27	6,048
Eaton Corp. PLC (c)	45	15,814
Emerson Electric Co.	65	9,552
		31,414

Electronics - 0.5%
Amphenol Corp. - Class A	139	20,027
Flex Ltd. (b)	43	2,711
Fortive Corp.	39	2,060
Garmin Ltd. (c)	18	3,630
Honeywell International, Inc.	74	16,836
Hubbell, Inc. (c)	6	2,928
Jabil, Inc.	12	2,846
Keysight Technologies, Inc. (b)	20	4,327
Mettler-Toledo International, Inc. (b)	2	2,746
TE Connectivity PLC (c)	34	7,574
Trimble, Inc. (b)	28	1,893
		67,578

Energy-Alternate Sources - 0.0% (a)
First Solar, Inc. (b)	12	2,706

Engineering & Construction - 0.1%
Comfort Systems USA, Inc. (c)	4	4,568
EMCOR Group, Inc.	5	3,604
Jacobs Solutions, Inc.	14	1,894
		10,066

Entertainment - 0.1%
DraftKings, Inc. - Class A (b)	56	1,540
Flutter Entertainment PLC (b)	20	3,303
Live Nation Entertainment, Inc. (b)	18	2,618
TKO Group Holdings, Inc. - Class A (c)	8	1,621
Warner Music Group Corp. - Class A (c)	16	480
		9,562

Environmental Control - 0.1%
Republic Services, Inc.	24	5,162
Veralto Corp.	28	2,772
Waste Management, Inc.	47	10,445
		18,379

Food - 0.2%
General Mills, Inc.	62	2,868
Hershey Co.	17	3,311
Kraft Heinz Co. (c)	100	2,374
Kroger Co. (c)	70	4,400
McCormick & Co., Inc./MD	29	1,793
Mondelez International, Inc. - Class A	150	8,770
Sysco Corp. (c)	55	4,612
Tyson Foods, Inc. - Class A	33	2,156
		30,284

Forest Products & Paper - 0.0% (a)
International Paper Co.	60	2,419

Gas - 0.0% (a)
Atmos Energy Corp.	19	3,160
NiSource, Inc.	55	2,436
		5,596

Healthcare-Products - 1.3%
Abbott Laboratories	201	21,969
Agilent Technologies, Inc.	33	4,417
Boston Scientific Corp. (b)	172	16,087
Cooper Cos., Inc. (b)	23	1,872
Danaher Corp.	74	16,198
Edwards Lifesciences Corp. (b)	67	5,451
GE HealthCare Technologies, Inc. (c)	53	4,185
Hologic, Inc. (b)	26	1,948
IDEXX Laboratories, Inc. (b)	9	6,034
Insulet Corp. (b)	8	2,047
Intuitive Surgical, Inc. (b)	41	20,673
Medtronic PLC	149	15,341
Natera, Inc. (b)(c)	15	3,467
ResMed, Inc. (c)	17	4,391
STERIS PLC	11	2,889
Stryker Corp.	40	14,782
Thermo Fisher Scientific, Inc. (c)	44	25,459
Waters Corp. (b)	7	2,595
West Pharmaceutical Services, Inc.	8	1,849
Zimmer Biomet Holdings, Inc. (c)	23	2,003
		173,657

Healthcare-Services - 0.5%
Centene Corp. (b)	57	2,469
Cigna Group (c)	30	8,223
Elevance Health, Inc.	26	8,989
HCA Healthcare, Inc. (c)	19	9,277
Humana, Inc. (c)	14	2,733
IQVIA Holdings, Inc. (b)	20	4,603
Labcorp Holdings, Inc.	10	2,715
Quest Diagnostics, Inc.	13	2,432
UnitedHealth Group, Inc.	105	30,128
		71,569

Home Builders - 0.1%
DR Horton, Inc. (c)	31	4,614
Lennar Corp. - Class A (c)	26	2,843
Lennar Corp. - Class B	1	101
PulteGroup, Inc. (c)	23	2,877
		10,435

Household Products/Wares - 0.1%
Church & Dwight Co., Inc. (c)	28	2,695
Clorox Co.	14	1,579
Kimberly-Clark Corp.	38	3,800
		8,074

Insurance - 1.4%
Aflac, Inc.	56	6,213
Allstate Corp.	30	5,970
American International Group, Inc.	64	4,792
Aon PLC - Class A	23	8,042
Arch Capital Group Ltd. (b)(c)	41	3,938
Arthur J Gallagher & Co.	29	7,232
Berkshire Hathaway, Inc. - Class B (b)(c)	159	76,404
Brown & Brown, Inc.	33	2,379
Chubb Ltd.	43	13,311
Cincinnati Financial Corp.	18	2,896
Erie Indemnity Co. - Class A	3	849
Everest Group Ltd.	5	1,657
Hartford Insurance Group, Inc. (c)	32	4,322
Loews Corp.	20	2,111
Markel Group, Inc. (b)	1	2,041
Marsh & McLennan Cos., Inc.	57	10,727
MetLife, Inc.	65	5,127
Principal Financial Group, Inc.	26	2,463
Progressive Corp.	68	14,144
Prudential Financial, Inc.	41	4,556
Ryan Specialty Holdings, Inc. - Class A	12	579
Travelers Cos., Inc.	26	7,397
W R Berkley Corp.	35	2,400
Willis Towers Watson PLC	11	3,492
		193,042

Internet - 7.7%
Airbnb, Inc. - Class A (b)	48	6,210
Alphabet, Inc. - Class A	674	227,812
Alphabet, Inc. - Class C	586	198,379
Amazon.com, Inc. (b)	1,105	264,426
AppLovin Corp. - Class A (b)(c)	29	13,720
Booking Holdings, Inc.	4	20,007
CDW Corp./DE	15	1,896
Coupang, Inc. - Class A (b)	131	2,641
DoorDash, Inc. - Class A (b)(c)	39	7,980
eBay, Inc.	53	4,835
Expedia Group, Inc. (c)	14	3,708
GoDaddy, Inc. - Class A (b)	15	1,508
MercadoLibre, Inc. (b)	5	10,739
Meta Platforms, Inc. - Class A	250	179,125
Netflix, Inc. (b)	481	40,159
Palo Alto Networks, Inc. (b)	78	13,804
Pinterest, Inc. - Class A (b)	69	1,527
Reddit, Inc. - Class A (b)	15	2,704
Robinhood Markets, Inc. - Class A (b)(c)	86	8,555
Snap, Inc. - Class A (b)	123	852
Spotify Technology SA (b)	18	9,006
Uber Technologies, Inc. (b)	233	18,652
VeriSign, Inc.	9	2,198
		1,040,443

Iron/Steel - 0.1%
Nucor Corp. (c)	27	4,798
Reliance, Inc.	6	1,977
Steel Dynamics, Inc.	16	2,873
		9,648

Leisure Time - 0.1%
Amer Sports, Inc. (b)	17	623
Carnival Corp. (b)	121	3,632
Royal Caribbean Cruises Ltd. (c)	29	9,415
Viking Holdings Ltd. (b)	15	1,082
		14,752

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	27	8,060
Las Vegas Sands Corp.	38	2,004
Marriott International, Inc./MD - Class A (c)	27	8,513
		18,577

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	54	35,497
GE Vernova, Inc.	31	22,518
Vertiv Holdings Co. - Class A	40	7,447
		65,462

Machinery-Diversified - 0.3%
Deere & Co. (c)	29	15,312
Dover Corp.	16	3,224
Ingersoll Rand, Inc.	47	4,046
Otis Worldwide Corp.	45	3,844
Rockwell Automation, Inc.	13	5,481
Symbotic, Inc. - Class A (b)	5	272
Westinghouse Air Brake Technologies Corp.	20	4,603
Xylem, Inc./NY	28	3,860
		40,642

Media - 0.4%
Charter Communications, Inc. - Class A (b)(c)	10	2,061
Comcast Corp. - Class A	424	12,614
Fox Corp. - Class A	24	1,747
Fox Corp. - Class B	17	1,115
Versant Media Group, Inc. - Class A (b)	17	554
Walt Disney Co.	209	23,575
Warner Bros Discovery, Inc. (b)	263	7,243
		48,909

Mining - 0.2%
Anglogold Ashanti PLC	58	5,387
Freeport-McMoRan, Inc.	166	9,998
Newmont Corp.	127	14,268
Southern Copper Corp. (c)	10	1,903
		31,556

Miscellaneous Manufacturing - 0.3%
3M Co.	62	9,496
Axon Enterprise, Inc. (b)	9	4,352
Entegris, Inc.	18	2,125
Illinois Tool Works, Inc.	34	8,883
Parker-Hannifin Corp.	15	14,038
Teledyne Technologies, Inc. (b)	5	3,101
		41,995

Office-Business Equipment - 0.0% (a)
Zebra Technologies Corp. - Class A (b)	6	1,410

Oil & Gas - 1.3%
Chevron Corp.	223	39,449
ConocoPhillips (c)	145	15,113
Coterra Energy, Inc.	87	2,510
Devon Energy Corp.	69	2,774
Diamondback Energy, Inc. (c)	22	3,607
EOG Resources, Inc. (c)	63	7,064
EQT Corp.	72	4,157
Expand Energy Corp. (c)	25	2,810
Exxon Mobil Corp.	494	69,852
Marathon Petroleum Corp.	35	6,167
Occidental Petroleum Corp.	89	4,040
Phillips 66 (c)	47	6,747
Texas Pacific Land Corp. (c)	7	2,439
Valero Energy Corp. (c)	36	6,531
		173,260

Oil & Gas Services - 0.1%
Baker Hughes Co.	114	6,389
Halliburton Co.	99	3,318
SLB Ltd.	173	8,370
		18,077

Packaging & Containers - 0.0% (a)
Amcor PLC (c)	53	2,363
Packaging Corp. of America	10	2,226
Smurfit WestRock PLC	59	2,456
		7,045

Pharmaceuticals - 2.4%
AbbVie, Inc.	205	45,717
Becton Dickinson & Co. (c)	33	6,715
Bristol-Myers Squibb Co.	236	12,992
Cardinal Health, Inc.	28	6,017
Cencora, Inc.	20	7,184
CVS Health Corp.	147	10,954
Dexcom, Inc. (b)	45	3,287
Eli Lilly & Co.	98	101,641
Johnson & Johnson	279	63,403
McKesson Corp.	14	11,637
Merck & Co., Inc. (c)	290	31,978
Pfizer, Inc.	660	17,450
Zoetis, Inc.	51	6,366
		325,341

Pipelines - 0.2%
Cheniere Energy, Inc. (c)	25	5,288
Kinder Morgan, Inc.	225	6,860
ONEOK, Inc. (c)	73	5,781
Targa Resources Corp.	25	5,024
Venture Global, Inc. - Class A	52	510
Williams Cos., Inc.	141	9,484
		32,947

Private Equity - 0.2%
Blackstone, Inc.	85	12,106
Carlyle Group, Inc.	26	1,528
KKR & Co., Inc.	79	9,026
		22,660

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	34	5,791
CoStar Group, Inc. (b)	48	2,952
		8,743

Retail - 2.2%
AutoZone, Inc. (b)	2	7,409
Best Buy Co., Inc.	22	1,432
Carvana Co. - Class A (b)	16	6,418
Chipotle Mexican Grill, Inc. (b)(c)	155	6,025
Costco Wholesale Corp.	51	47,953
Darden Restaurants, Inc. (c)	13	2,591
Dollar General Corp.	25	3,586
Dollar Tree, Inc. (b)	22	2,587
Ferguson Enterprises, Inc.	21	5,302
Genuine Parts Co.	16	2,224
Home Depot, Inc. (c)	115	43,078
Lowe's Cos., Inc.	65	17,359
Lululemon Athletica, Inc. (b)	12	2,094
McDonald's Corp.	83	26,145
O'Reilly Automotive, Inc. (b)	98	9,644
Ross Stores, Inc.	37	6,980
Starbucks Corp.	129	11,861
Target Corp. (c)	53	5,590
TJX Cos., Inc. (c)	129	19,325
Tractor Supply Co.	61	3,104
Ulta Beauty, Inc. (b)	5	3,237
Walmart, Inc.	503	59,927
Williams-Sonoma, Inc.	14	2,865
Yum! Brands, Inc.	32	4,976
		301,712

Semiconductors - 7.3%
Advanced Micro Devices, Inc. (b)	187	44,269
Analog Devices, Inc.	57	17,720
Applied Materials, Inc.	92	29,653
Astera Labs, Inc. (b)(c)	15	2,259
Broadcom, Inc.	537	177,908
GLOBALFOUNDRIES, Inc. (b)(c)	9	380
Intel Corp. (b)	542	25,187
KLA Corp.	15	21,419
Lam Research Corp.	146	34,085
Marvell Technology, Inc.	100	7,892
Microchip Technology, Inc.	61	4,631
Micron Technology, Inc.	130	53,934
Monolithic Power Systems, Inc. (c)	5	5,621
NVIDIA Corp.	2,707	517,389
ON Semiconductor Corp. (b)(c)	47	2,815
QUALCOMM, Inc. (c)	125	18,949
Teradyne, Inc.	18	4,339
Texas Instruments, Inc.	105	22,633
		991,083

Software - 4.6%
Adobe, Inc. (b)	48	14,076
Atlassian Corp. - Class A (b)	19	2,245
Autodesk, Inc. (b)	25	6,322
Bentley Systems, Inc. - Class B	19	667
Broadridge Financial Solutions, Inc.	13	2,562
Cadence Design Systems, Inc. (b)	31	9,187
Cloudflare, Inc. - Class A (b)(c)	36	6,385
CoreWeave, Inc. - Class A (b)(c)	28	2,609
Datadog, Inc. - Class A (b)	36	4,656
Electronic Arts, Inc.	26	5,302
Fair Isaac Corp. (b)(c)	3	4,389
Fidelity National Information Services, Inc.	61	3,370
Figma, Inc. - Class A (b)(c)	23	596
Fiserv, Inc. (b)	63	4,015
HubSpot, Inc. (b)	6	1,680
Intuit, Inc.	31	15,467
IonQ, Inc. (b)(c)	34	1,359
Microsoft Corp.	851	366,177
MongoDB, Inc. (b)(c)	9	3,342
MSCI, Inc.	9	5,483
Oracle Corp.	193	31,764
Palantir Technologies, Inc. - Class A (b)	245	35,915
Paychex, Inc. (c)	37	3,816
PTC, Inc. (b)	14	2,186
ROBLOX Corp. - Class A (b)	71	4,669
Roper Technologies, Inc.	12	4,455
Salesforce, Inc.	107	22,715
Samsara, Inc. - Class A (b)(c)	38	1,066
ServiceNow, Inc. (b)	120	14,041
Snowflake, Inc. - Class A (b)	37	7,130
SS&C Technologies Holdings, Inc.	25	2,047
Strategy, Inc. - Class A (b)(c)	31	4,641
Synopsys, Inc. (b)	21	9,767
Take-Two Interactive Software, Inc. (b)	20	4,406
Tyler Technologies, Inc. (b)	5	1,847
Veeva Systems, Inc. - Class A (b)	17	3,467
Workday, Inc. - Class A (b)	25	4,391
Zoom Communications, Inc. (b)	31	2,855
		621,067

Telecommunications - 1.0%
Arista Networks, Inc. (b)(c)	120	17,009
AST SpaceMobile, Inc. (b)(c)	25	2,780
AT&T, Inc.	829	21,728
Ciena Corp. (b)(c)	16	4,029
Cisco Systems, Inc.	459	35,949
Corning, Inc.	90	9,293
Credo Technology Group Holding Ltd. (b)	17	2,130
EchoStar Corp. - Class A (b)(c)	14	1,585
Motorola Solutions, Inc.	19	7,648
T-Mobile US, Inc.	54	10,649
Verizon Communications, Inc. (c)	490	21,815
		134,615

Transportation - 0.4%
CSX Corp.	216	8,156
Expeditors International of Washington, Inc. (c)	16	2,569
FedEx Corp.	25	8,056
JB Hunt Transport Services, Inc. (c)	9	1,824
Norfolk Southern Corp.	28	8,155
Old Dominion Freight Line, Inc. (c)	21	3,637
Union Pacific Corp.	69	16,222
United Parcel Service, Inc. - Class B	85	9,029
		57,648

Water - 0.0% (a)
American Water Works Co., Inc. (c)	23	2,970
TOTAL COMMON STOCKS (Cost $6,057,300)		6,784,895

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
REITS - 0.8%
American Tower Corp. (c)	54	9,681
AvalonBay Communities, Inc.	16	2,843
Crown Castle, Inc.	50	4,341
Digital Realty Trust, Inc.	40	6,638
Equinix, Inc.	11	9,030
Equity Residential	40	2,493
Essex Property Trust, Inc.	7	1,763
Extra Space Storage, Inc.	24	3,311
Invitation Homes, Inc.	66	1,764
Iron Mountain, Inc.	34	3,132
Mid-America Apartment Communities, Inc.	13	1,746
Prologis, Inc.	107	13,970
Public Storage	18	4,971
Realty Income Corp.	106	6,483
Regency Centers Corp.	19	1,385
SBA Communications Corp.	12	2,209
Simon Property Group, Inc.	37	7,078
Sun Communities, Inc.	15	1,911
Ventas, Inc.	52	4,039
VICI Properties, Inc.	123	3,454
Welltower, Inc. (c)	77	14,504
Weyerhaeuser Co.	84	2,166
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $107,852)		108,912

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 29.7%	Par	Value
0.00%, 02/24/2026 (d)(e)(f)	4,044,000	4,035,058
TOTAL U.S. TREASURY BILLS (Cost $4,035,097)		4,035,058

EQUITY-LINKED NOTES - 19.3%	Par	Value
GS Finance Corp., 09/02/2026	2,754,000	2,619,206
TOTAL EQUITY-LINKED NOTES (Cost $2,724,428)		2,619,206

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)	1,001,343	1,001,343
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,001,343)		1,001,343

TOTAL INVESTMENTS - 107.1% (Cost $13,926,020)		14,549,414
Money Market Deposit Account - 30.2% (h)		4,102,864
Liabilities in Excess of Other Assets - (37.3)%		(5,071,878)
TOTAL NET ASSETS - 100.0%		$13,580,400

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $982,506.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
S&P 500 Mini Index, Expiration: 02/02/2026; Exercise Price: $680.00 (b)(c)	$(3,261,330)	(47)	$(1,175)
TOTAL WRITTEN OPTIONS (Premiums received $918)			$(1,175)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator Equity Premium Income - Daily PutWrite ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,784,895	$–	$–	$6,784,895
Real Estate Investment Trusts	108,912	–	–	108,912
U.S. Treasury Bills	–	4,035,058	–	4,035,058
Equity-Linked Notes	–	2,619,206	–	2,619,206
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,001,343
Total Investments	$6,893,807	$6,654,264	$–	$14,549,414

Liabilities:
Investments:
Written Options	$–	$(1,175)	$–	$(1,175)
Total Investments	$–	$(1,175)	$–	$(1,175)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,001,343 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$6,784,895	49.9%
Equity-Linked Notes	2,619,206	19.3
Real Estate Investment Trusts	108,912	0.8
Written Options	(1,175)	0.0 (a)
Money Market Deposit Account	4,102,864	30.2
U.S. Treasury Bills	4,035,058	29.7
Investments Purchased with Proceeds from Securities Lending	1,001,343	7.4
Liabilities in Excess of Other Assets	(5,070,703)	(37.3)
	$13,580,400	100.0%

(a)	Represents less than 0.05% of net assets.